Income Tax - Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Domestic	$ 11,793	$ 11,108	$ 11,368
Foreign	1,103	5	6,304
Total	12,896	11,113	17,672
Deferred taxes:
Domestic	(2,984)	(1,588)	(1,318)
Foreign	1,416	409	(5,216)
Total	(1,568)	(1,179)	(6,534)
Taxes on income	$ 11,328	$ 9,934	$ 11,138